SHARE CAPITAL (Schedule of Share Capital) (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1		165,866	164,986
Issued for cash	[1]	0	880
Issued as consideration for Waveform acquisition		36,000	0
In issue at December 31		201,866	165,866
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1		8,293	8,249
Issued for cash		0	44
Issued as consideration for Waveform acquisition		1,800	0
In issue at December 31		10,093	8,293
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1		12,556	12,556
Purchased during the year		0	0
Balance at December 31		12,556	12,556
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1		628	628
Purchased during the year		0	0
Balance at December 31		628	628

[1]	During the nine-months ended September 30, 2023, the Company issued 880,000 ‘A’ ordinary shares upon the exercise of employee share options for a consideration of US$0.2 million. The Company incurred expenses of US$11,000 in connection with the issuances.